Investment Strategy	Jun. 09, 2026
Rayliant NxtGen Multifactor US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in the United States. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Adviser considers an issuer to be located in the United States if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or has its principal office in the United States; (ii) the issuer has the primary trading markets for its securities in the United States; (iii) the issuer derives at least 50% of its revenue or profits from goods or services sold or performed, or investments made, in the United States; or (iv) the issuer has at least 50% of its assets in the United States. For clarity, the Adviser may rely on only one criterion to determine an issuer’s location even if other criteria may indicate a different location.

The equity securities in which the Fund invests are primarily common stocks and depositary receipts, including unsponsored depositary receipts, but may also include preferred stocks, real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”), and securities of other investment companies. The Fund may invest in securities of companies with any market capitalization with a particular focus on mid- and large-capitalization securities.

The Fund is primarily made up of stocks of issuers located in the United States that are selected using a quantitative investment approach with human discretion. In quantitative investment strategies, investment decisions are made using large amounts of data and computer models. However, the Adviser has the discretion to adjust trades based on news, liquidity, or additional insights from the Adviser’s portfolio management team. The Adviser’s quantitative investment models, which incorporate machine learning, allocate more weight to stocks for which the models identify the potential for higher future returns, taking into account risk (i.e., risk-adjusted returns), and less weight to stocks for which the models identify the potential for lower future risk-adjusted returns. The Adviser’s portfolio management team may adjust portfolio weights for the Fund based on their own analysis of the securities in the Fund’s investment universe in order to enhance evaluations made by the quantitative model. Due to its investment strategy, the Fund may buy and sell securities frequently.

The Adviser uses data from a variety of sources, including data purchased from vendors and data accessed by the Adviser from alternative sources (e.g., data collected from public websites). Such data are collected at varying frequencies (e.g., daily price data, quarterly financial statements) and considered over varying horizons, ranging from months to years, depending on the nature of the data in question. The Adviser employs a proprietary data cleaning process, whereby data obtained from vendors and other sources is inspected for errors, processed to make information obtained from different sources useful in comparing various companies, sectors, and markets, and formatted for inclusion in the Adviser’s database and for use in its models. The Adviser monitors its data and models through a combination of automated and manual checks. The Adviser pays for data used in the strategy’s models.

Rayliant NxtGen Multifactor Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Adviser considers a company to be an emerging market company if it is organized or maintains its principal place of business in an emerging markets country. The Adviser considers a country to be an emerging markets country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. Emerging markets are often characterized by low to middle income but with rapid economic growth, as well as financial liberalization and institutional development. As of Dec. 31, 2025, the MSCI Emerging Markets Index consisted of the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition to excluding stocks in specific countries as a result of the Fund’s investment models, the Adviser may avoid investing in a given country for which the transaction costs of investing exceed the benefits of investing in that country.

The equity securities in which the Fund invests are primarily common stocks and depositary receipts, including unsponsored depositary receipts, but may also include preferred stocks, exchange-traded funds (“ETFs”), and securities of other investment companies. The Fund may invest in securities of companies with any market capitalization with a particular focus on mid- and large-capitalization securities.

From time to time, the Fund may focus its investments in a particular country, such as the People’s Republic of China (“China”). The Fund may invest in A-Shares of companies based in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund is primarily made up of stocks in emerging market companies that are selected using a quantitative investment approach with human discretion. In quantitative investment strategies, investment decisions are made using large amounts of data and computer models. However, the Adviser has the discretion to adjust trades based on news, liquidity, or additional insights from the Adviser’s portfolio management team. The Adviser’s quantitative investment models, which incorporate machine learning, allocate more weight to stocks for which the models identify the potential for higher future returns, taking into account risk (i.e., risk-adjusted returns), and less weight to stocks for which the models identify the potential for lower future risk-adjusted returns. The Adviser’s portfolio management team may adjust portfolio weights for the Fund based on their own analysis of the securities in the Fund’s investment universe in order to enhance evaluations made by the quantitative model. In addition to excluding stocks in specific countries as a result of the Fund’s investment models, the Adviser may avoid investing in a given country for which the transaction costs of investing exceed the benefits of investing in that country. Due to its investment strategy, the Fund may buy and sell securities frequently.

The Adviser uses data from a variety of sources, including data purchased from vendors and data accessed by the Adviser from alternative sources (e.g., data collected from public websites). Such data are collected at varying frequencies (e.g., daily price data, quarterly financial statements) and considered over varying horizons, ranging from months to years, depending on the nature of the data in question. The Adviser employs a proprietary data cleaning process, whereby data obtained from vendors and other sources is inspected for errors, processed to make information obtained from different sources useful in comparing various companies, sectors, and markets, and formatted for inclusion in the Adviser’s database and for use in its models. The Adviser monitors its data and models through a combination of automated and manual checks. The Adviser pays for data used in the strategy’s models.

Rayliant SMDAM Japan Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in Japan. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund’s sub-adviser, Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM (the “Sub-Adviser” or “SMDAM”), considers an issuer to be located in Japan if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or has its principal office in Japan; (ii) the issuer has the primary trading markets for its securities in Japan; (iii) the issuer derives at least 50% of its revenue or profits from goods or services sold or performed, or investments made, in Japan; or (iv) the issuer has at least 50% of its assets in Japan. For clarity, the Sub-Adviser may rely on only one criterion to determine an issuer’s location even if other criteria may indicate a different location.

The equity securities in which the Fund primarily invests are common stock and preferred stock. The Fund’s portfolio allocations to common and preferred stocks are determined by the Sub-Adviser based upon current and relative yield and the potential total return of these securities relative to their investable universe. The Fund may invest in securities of companies with any market capitalization. The Fund’s equity investments may also include derivatives, principally futures contracts, which will be used primarily by the Fund for hedging purposes, to equitize cash positions in the Fund’s portfolio, or to otherwise gain exposure to an instrument without investing in such instrument directly. The Fund will utilize futures contracts because they not only provide equity exposure to the Fund’s cash balance, but also provide increased flexibility in responding to client cash flow needs (e.g., redemptions). Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced.

The Fund possesses the discretion to allocate investments across various sectors; however, the execution of the Fund’s investment strategy may lead to a substantial portion of its net assets being invested in one or more sectors at any particular juncture. The selection of these sectors is contingent upon prevailing market demand. No predetermined sectors exist, as the Fund engages in entirely bottom-up fundamental research, potentially resulting in the Fund focusing on one or more sectors from time to time. For instance, the Fund may allocate a substantial portion of its assets to a particular sector based on the high conviction of its portfolio managers, or as a result of stock selection.

Subject to the Adviser’s oversight, the Sub-Adviser makes investment decisions regarding which securities to buy and sell for the Fund. In identifying securities to purchase for the Fund’s portfolio, the Sub-Adviser focuses on companies that it believes demonstrate sustainable earnings growth, based on the Sub-Adviser’s fundamental analysis of individual companies. In the Sub-Adviser’s view, companies that have sustainable earnings growth are companies that (i) establish competitive and advantageous positions in growing markets and segments where demand is rapidly rising; (ii) have distinctive business models that create new markets where the Sub-Adviser determines that competition does not exist and enjoy substantial marginal profits; and (iii) are able to ignite new demand by developing new products and services which the Sub-Adviser determines did not exist previously. Other fundamental characteristics are also considered when evaluating companies to be included in the Fund’s portfolio, including but not limited to (i) size, stability and trajectory of cash flows; (ii) management’s experience, capability and depth; (iii) marketing strategies; (iv) current and future products or services; (v) corporate governance; and (vi) financial health. A determination to sell a company is typically triggered by either (i) negative change on company fundamentals; or (ii) stock price volatility.

Due to its investment strategy, the Fund may buy and sell securities frequently. The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.